Commitments and Contingent Liabilities (Details Textual) ₪ in Thousands, $ in Thousands		12 Months Ended
	Dec. 04, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingent Liabilities (Textual)
Royalty commitments, Description		The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS	The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS
Lease expenses		$ 550		$ 515	$ 417
Outstanding contingent obligation to pay royalties		3,779
Litigation settlement amount	$ 500,000	222,000
Pre-paid last instalments		377		$ 578
Settlement Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Contributed the deductible amount		35
Motor vehicles [Member]
Commitments and Contingent Liabilities (Textual)
Pre-paid last instalments		$ 82
NIS [Member]
Commitments and Contingent Liabilities (Textual)
Litigation settlement amount	$ 1,800,000		₪ 850,000